Related-party transactions - Summary (Details) - Management and selected employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Compensation selected employees	$ (7,883)	$ (5,232)	$ (7,122)
Amounts payable, related party transactions	$ (16,198)	$ (15,499)